Note 19 - Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Operations [Member]	Dec. 31, 2013 Total Assets [Member]
Note 19 - Segment Information (Tables) [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	For the three months ended March 31, 2014	For the three months ended March 31, 2013
	(Successor)	(Predecessor)

Net Sales:
Performance Materials	$143,111	$138,824
Graphic Solutions	40,615	43,308
Consolidated net sales	183,726	182,132

Operating (loss) profit:
Performance Materials	8,839	21,447
Graphic Solutions	(4,847)	8,329
Consolidated operating profit	$3,992	$29,776

	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)

Net Sales:
Performance Materials	$92,671	$481,823	$559,520	$568,578
Graphic Solutions	25,568	145,889	171,700	160,195
Consolidated net sales	118,239	627,712	731,220	728,773

Depreciation and amortization:
Performance Materials	9,698	26,520	33,965	37,827
Graphic Solutions	3,080	6,315	8,228	8,918
Consolidated depreciation and amortization	12,778	32,835	42,193	46,745

Operating (loss) profit:
Performance Materials	(109,043)	73,588	82,101	30,331
Graphic Solutions	(86,589)	18,161	32,996	25,617
Consolidated operating (loss) profit	$(195,632)	$91,749	$115,097	$55,948
	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)

Net Sales*:
United States	$31,506	$176,390	$205,567	$187,480

Foreign Net Sales:
United Kingdom	17,756	93,395	115,160	113,129
China	13,524	64,179	66,294	72,763
Other countries	55,453	293,748	344,199	355,401
Total Foreign Net Sales	86,733	451,322	525,653	541,293
Total consolidated net sales	$118,239	$627,712	$731,220	$728,773
	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)

Performance Materials
Industrial Group	$67,807	$353,397	$411,091	$409,251
Electronics Group	24,864	128,426	148,429	159,327
	92,671	481,823	559,520	568,578

Graphic Solutions	25,568	145,889	171,700	160,195
Total consolidated net sales	$118,239	$627,712	$731,220	$728,773

	December 31, 2013	December 31, 2012
	(Successor)	(Predecessor)

Performance Materials	$1,260,840	$665,354
Graphic Solutions	803,446	421,402
Corporate/ Unallocated	177,602	147,161
Total consolidated assets	$2,241,888	$1,233,917
	December 31, 2013	December 31, 2012
	(Successor)	(Predecessor)

Long lived assets, net (1):
United States	$57,267	$39,818

Foreign countries
United Kingdom	30,649	21,463
Italy	13,687	14,266
China	17,162	8,766
Other countries	20,905	16,078
	82,403	60,573
Total long lived assets, net	$139,670	$100,391